VESSELS UNDER CAPITAL LEASE, NET	6 Months Ended
Jun. 30, 2019
NEWBUILDINGS [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)	June 30, 2019	December 31, 2018
Cost	755,058	754,392
Accumulated depreciation	22,509	4,503
Vessels under capital lease, net	732,549	749,889

As at June 30, 2019, seven vessels were accounted for as vessels under capital lease, including four 13,800 TEU container vessels and three 10,600 container vessels. These vessels were refinanced through Asian based financial institutions by entering into separate sale and leaseback financing arrangements. The vessels are leased back for an original term ranging from six to 11 years, with options to purchase each vessel after six years.